Leases - Summary of Lease Assets and Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	$ 1,080	$ 984
Acquisitions through business combination	142
Additions	242	228
Lease remeasurements	108	31
Disposals at written down value		(12)
Depreciation	(308)	(151)
Carrying amount, ending balance	1,264	1,080
Historical cost and remeasurements	1,902	1,410
Accumulated depreciation, impairment and disposals	(638)	(330)
Net carrying amount	1,264	1,080
Lease liabilities, beginning balance	1,367	1,278
Acquisitions through business combination	268
Additions	190	251
Repayments (principal and interest)	(365)	(262)
Accretion of interest	103	97
Lease remeasurements	71	3
Lease liabilities, ending balance	1,634	1,367
Current	324	191
Non-current	1,310	1,176
Carrying amount	1,634	1,367
Land and buildings [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	377	392
Acquisitions through business combination	120
Additions	4	14
Lease remeasurements	5	15
Disposals at written down value		(12)
Depreciation	(42)	(32)
Carrying amount, ending balance	464	377
Historical cost and remeasurements	591	462
Accumulated depreciation, impairment and disposals	(127)	(85)
Net carrying amount	464	377
Lease liabilities, beginning balance	437	484
Acquisitions through business combination	245
Additions	1	7
Repayments (principal and interest)	(60)	(70)
Accretion of interest	25	25
Lease remeasurements	(25)	(9)
Lease liabilities, ending balance	623	437
Current	48	19
Non-current	575	418
Carrying amount	623	437
Plant and equipment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	703	592
Acquisitions through business combination	22
Additions	238	214
Lease remeasurements	103	16
Disposals at written down value		0
Depreciation	(266)	(119)
Carrying amount, ending balance	800	703
Historical cost and remeasurements	1,311	948
Accumulated depreciation, impairment and disposals	(511)	(245)
Net carrying amount	800	703
Lease liabilities, beginning balance	930	794
Acquisitions through business combination	23
Additions	189	244
Repayments (principal and interest)	(305)	(192)
Accretion of interest	78	72
Lease remeasurements	96	12
Lease liabilities, ending balance	1,011	930
Current	276	172
Non-current	735	758
Carrying amount	$ 1,011	$ 930